STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2014	$ 79	$ 134,486	$ (333)	$ 20,776	$ 155,008
Balance, shares at Dec. 31, 2014	30,501,352
Exercise of options and vested RSU's granted to employees	$ 5	1,819			1,824
Exercise of options and vested RSU's granted to employees, shares	1,888,487
Other comprehensive income (loss), net of tax			240		240
Share-based compensation		7,049			7,049
Issuance of ordinary shares upon public offering, net	$ 2	52,573			52,575
Issuance of ordinary shares upon public offering, net, shares	900,000
Tax benefit related to share-based compensation and issuance expenses		4,180			4,180
Net income				25,794	25,794
Balance at Dec. 31, 2015	$ 86	200,107	(93)	46,570	246,670
Balance, shares at Dec. 31, 2015	33,289,839
Exercise of options and vested RSU's granted to employees	$ 2	2,501			2,503
Exercise of options and vested RSU's granted to employees, shares	960,751
Other comprehensive income (loss), net of tax			(82)		(82)
Share-based compensation		17,535			17,535
Tax benefit related to share-based compensation		1,466			1,466
Net income				28,124	28,124
Balance at Dec. 31, 2016	$ 88	221,609	(175)	74,694	296,216
Balance, shares at Dec. 31, 2016	34,250,590
Cumulative effect adjustment resulting from adoption of new accounting pronouncements (see Note 2y)		376		13,184	13,560
Exercise of options and vested RSU's granted to employees	$ 3	2,621			2,624
Exercise of options and vested RSU's granted to employees, shares	1,024,298
Other comprehensive income (loss), net of tax			282		282
Share-based compensation		25,268			25,268
Net income				16,015	16,015
Balance at Dec. 31, 2017	$ 91	$ 249,874	$ 107	$ 103,893	$ 353,965
Balance, shares at Dec. 31, 2017	35,274,888